Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 43,649	¥ 44,367	¥ 38,032
Interest costs on projected benefit obligations	7,471	5,724	10,479
Expected return on plan assets	(34,916)	(35,969)	(40,603)
Amortization of prior service cost (benefits)	214	(195)	(195)
Amortization of net actuarial loss (gain)	411	780	(4,108)
Special termination benefits	3,960	3,857	4,456
Net periodic benefit cost	¥ 20,789	¥ 18,564	¥ 8,061